FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/04



Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments...............................................   3
Notes to Statement of Investments .....................................  31








                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)


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                                                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.8%
  BONDS 82.4%
  ABAG Finance Authority for Nonprofit Corps. COP,
     6.75%, 8/01/20 .................................................................    $   3,785,000     $     3,926,181
     6.125%, 3/01/21 ................................................................        4,245,000           4,517,741
     Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22          810,000             813,451
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..........................        6,000,000           6,216,420
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..........................       20,625,000          20,994,806
     Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..........        5,000,000           5,313,050
     Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ...............        5,000,000           5,327,700
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..................        5,525,000           5,889,871
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .........        5,000,000           5,170,900
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
   5.45%, 4/01/39 ...................................................................        5,500,000           5,541,635
  ABAG Finance Authority for Nonprofit Corps. Revenue,
     San Diego Hospital Association, Series A, 6.125%, 8/15/20 ......................       23,525,000          25,424,409
     Series C, 5.375%, 3/01/21 ......................................................        5,000,000           5,176,900
  ABAG Revenue,
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ..        4,760,000           4,876,858
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 ...        4,140,000           4,206,654
     Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 .............        1,470,000           1,523,111
     Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 .............        3,670,000           3,895,191
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
   5.30%, 10/01/21 ..................................................................       5,450,000            5,940,718
  Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured,
   5.00%, 10/01/29 ..................................................................       24,490,000          25,078,984
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
     5.00%, 6/01/23 .................................................................       19,195,000          19,948,788
     5.30%, 6/01/26 .................................................................        7,000,000           7,048,160
     5.00%, 6/01/28 .................................................................        8,925,000           9,246,657
  Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ...........................        6,100,000           6,390,116
  Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
     9/01/27 ........................................................................        8,900,000           9,269,261
     3/01/37 ........................................................................      100,000,000         103,421,000
  Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
     10/01/29 .......................................................................        4,325,000           4,479,878
     10/01/34 .......................................................................        5,500,000           5,688,210
  Anaheim UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/25 ...........................        3,900,000           4,067,037
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
   5.50%, 8/01/22 ...................................................................        4,870,000           5,272,018
  Antioch PFA, Reassessment Revenue, sub. lien,
     Refunding, Series B, 5.50%, 9/02/08 ............................................        1,155,000           1,212,554
     Refunding, Sub Series B, 5.60%, 9/02/09 ........................................        1,215,000           1,281,643
     Series B, 5.30%, 9/02/06 .......................................................        2,080,000           2,139,030
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 ................................................................        2,100,000           2,107,518
     6.625%, 11/15/22 ...............................................................        3,750,000           3,763,650
  Baldwin Park PFAR, Tax Allocation, Series A, 7.75%, 8/01/19 .......................        5,265,000           5,276,320
  Belmont Redwood Shores School District, Series A, 5.50%, 9/01/22 ..................        6,500,000           7,005,570


                                          Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

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                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ..........    $   5,100,000     $     5,312,517
  Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured, 5.80%,
   9/02/17 ..........................................................................        5,110,000           5,585,026
  Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ...............          430,000             432,180
  Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 .........................        4,285,000           4,512,105
  California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
   Project, ETM, 7.70%, 10/01/09 ....................................................        1,630,000           1,850,653
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
     Alameda County, 5.875%, 6/01/35 ................................................        7,500,000           6,808,125
     Gold Country Funding Corp., 6.00%, 6/01/38 .....................................       10,000,000           9,094,600
     Golden Gate Corp., Series A, 6.00%, 6/01/43 ....................................       10,000,000           9,062,900
     Kern County Corp., Series A, 6.125%, 6/01/43 ...................................       28,135,000          25,982,672
     Kern County Corp., Series B, 6.25%, 6/01/37 ....................................       19,460,000          18,477,854
     Merced Funding Corp., Series A, 5.875%, 6/01/43 ................................       10,235,000           9,163,907
     Sonoma County Corp., Series A, 5.875%, 6/01/43 .................................       30,000,000          26,860,500
     Stanislaus Fund, Series A, 5.875%, 6/01/43 .....................................        8,690,000           7,780,591
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ............       10,000,000          10,434,900
     Pooled College and University, Series B, 6.75%, 6/01/30 ........................       11,495,000          12,564,840
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ......................       21,250,000          21,878,362
     Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...................        2,980,000           3,142,470
  California Health Facilities Financing Authority Revenue,
     AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured, 6.25%,
     9/01/17 ........................................................................        1,750,000           1,757,787
     California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 ...        3,560,000           3,743,910
     Casa Colina, 6.125%, 4/01/32 ...................................................       10,300,000          10,861,350
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ..................       28,095,000          28,716,461
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ....       12,500,000          13,767,125
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ....        7,300,000           7,806,255
     Catholic Healthcare West, Series A, 5.00%, 7/01/28 .............................      140,630,000         137,399,729
     Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ...............        3,520,000           3,716,310
     Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 ..............        8,375,000           8,726,834
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .        1,480,000           1,608,242
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24         3,125,000           3,405,187
     Catholic Healthcare West, Series A, Prerefunded, 5.00%, 7/01/18 ................       11,905,000          13,048,713
     Catholic Heathcare West, Series G, 5.25%, 7/01/23 ..............................        3,000,000           3,090,390
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ...........        8,355,000           8,872,926
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ............       52,500,000          55,128,150
     Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 ..................        4,500,000           4,650,120
     County Program, Series B, 7.20%, 1/01/12 .......................................        2,050,000           2,058,446
     El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 .........................        3,350,000           3,528,689
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ....................        5,000,000           5,317,800
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ....................       25,390,000          26,175,313
     Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..........       11,365,000          11,945,297
     Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ............        3,335,000           3,346,506
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ......................       71,050,000          71,037,921
     Insured Health Facility Help Group, Series A, California Mortgage Insured, 6.10%,
      8/01/25 .......................................................................       12,905,000          13,870,036


4 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

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                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, (cont.)
     Insured Health Facility-Valleycare, Series A, California Mortgage Insured, 5.25%,
      5/01/22 .......................................................................    $   5,000,000     $     5,279,300
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...............................       46,000,000          47,580,100
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 .......................       32,295,000          34,292,123
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 .......................      136,775,000         143,494,756
     Kaiser Permanente, Series B, 5.40%, 5/01/28 ....................................       80,000,000          82,748,000
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ..............................        7,515,000           8,073,364
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ..............................       38,260,000          40,395,673
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ..............................       38,020,000          39,870,053
     Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ........        6,000,000           6,211,920
     Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ......        5,500,000           5,653,340
     Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15        11,500,000          11,742,765
     Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 ...........        5,665,000           5,784,588
     Northern California Presbyterian, 5.40%, 7/01/28 ...............................        6,340,000           6,379,942
     Paradise Valley Estates, 5.125%, 1/01/22 .......................................        6,610,000           6,929,858
     Paradise Valley Estates, 5.25%, 1/01/26 ........................................        5,000,000           5,211,800
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .....        8,500,000           9,316,425
     Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ............        9,725,000           9,823,709
     Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage Insured,
      7.50%, 4/01/22 ................................................................        5,000,000           5,161,050
     Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20      1,005,000           1,009,723
     Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 .................        3,070,000           3,233,754
     St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23         7,000,000           7,314,580
     Sutter Health Project, Series A, MBIA Insured, 5.35%, 8/15/28 ..................        6,650,000           6,994,869
     Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..............        5,750,000           6,181,135
     Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ...........................        5,300,000           5,512,795
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ...........................       61,000,000          62,071,160
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .........................       10,600,000          11,093,112
     The Episcopal Home, 5.30%, 2/01/32 .............................................       28,150,000          28,984,647
     The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ....................        7,420,000           7,805,321
     UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...        5,750,000           5,860,745
     UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ................       26,920,000          27,438,479
     UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .       25,000,000          25,773,250
     Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ...........................       11,640,000          12,243,185
     Walden House, State Guaranteed, California Mortgage Insured, 6.85%, 3/01/22 ....        3,225,000           3,236,771
  California HFA,
     Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 .......................        4,365,000           4,467,577
     Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ........................       11,855,000          12,134,659
     Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ........................       11,345,000          11,612,515
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ...............................        5,000,000           5,163,850
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ...............................       12,085,000          12,351,595
     Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 .............................        4,710,000           4,808,486
     SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ...............        1,080,000           1,093,835
     SFM Purchase, Series A-1, Class I, 6.05%, 8/01/26 ..............................          985,000             987,955
     SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ..........................        1,820,000           1,865,500


                                          Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

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                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 .....    $   5,000,000     $     5,156,950
     Bay Area Toll Bridges, first lien, Series A, FGIC Insured, 5.00%, 7/01/29 ......       50,985,000          52,766,926
     Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .....................       10,000,000          10,408,400
     Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ....................       34,000,000          35,506,200
  California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
     5.25%, 10/01/05 ................................................................            5,000               5,092
     6.25%, 10/01/25 ................................................................          155,000             158,692
  California PCFA, Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%,
   11/01/27 .........................................................................       17,205,000          17,243,195
  California PCR,
     Refunding, Pacific Gas and Electric, Series B, FGIC Insured, 3.50%, 12/01/23 ...        5,000,000           5,057,500
     Revenue, Refunding, Pacific Gas and Electric, Series A, MBIA Insured, 5.35%,
      12/01/16 ......................................................................       31,500,000          34,171,515
     San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .......................       32,535,000          32,962,835
     Southern California Edison Co., Refunding, 6.90%, 12/01/17 .....................        2,510,000           2,519,086
     Southern California Edison Co., Series B, 6.40%, 12/01/24 ......................       29,000,000          29,098,600
     Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 ........       12,120,000          12,164,844
  California Resources Efficiency Financing Authority COP, Capital Improvement Program,
   Refunding, AMBAC Insured,
     5.625%, 4/01/22 ................................................................       10,365,000          11,249,756
     5.75%, 4/01/27 .................................................................        7,885,000           8,564,845
  California State Department of Veteran Affairs Home Purchase Revenue,
     Refunding, Series A, 5.40%, 12/01/28 ...........................................        9,580,000           9,832,337
     Refunding, Series B, 5.50%, 12/01/18 ...........................................        2,500,000           2,567,875
     Series A, 5.20%, 12/01/27 ......................................................       31,000,000          31,052,700
     Series B, 5.20%, 12/01/28 ......................................................        5,975,000           5,986,293
  California State Department of Water Resources Central Valley Project Revenue, Water System,
   Refunding,
     Series Q, MBIA Insured, 5.375%, 12/01/27 .......................................       58,000,000          60,329,860
     Series S, 5.00%, 12/01/29 ......................................................       24,595,000          24,906,865
     Series U, 5.00%, 12/01/29 ......................................................       12,000,000          12,213,360
     Series Y, FGIC Insured, 5.00%, 12/01/25 ........................................       20,000,000          20,935,000
  California State Department of Water Resources Central Valley Project Water System Revenue,
   Series O, 5.00%, 12/01/22 ........................................................        5,500,000           5,705,810
  California State Department of Water Resources Power Supply Revenue, Series A,
     5.25%, 5/01/20 .................................................................       50,000,000          54,073,000
     5.375%, 5/01/21 ................................................................       22,000,000          23,877,260
     5.375%, 5/01/22 ................................................................       34,020,000          36,766,094
  California State GO,
     5.00%, 2/01/22 .................................................................        7,000,000           7,348,530
     5.25%, 9/01/23 .................................................................       21,000,000          22,348,620
     5.25%, 10/01/23 ................................................................        9,250,000           9,851,712
     6.00%, 5/01/24 .................................................................        2,565,000           2,617,326
     5.125%, 4/01/25 ................................................................        5,000,000           5,233,750
     5.00%, 2/01/27 .................................................................       46,000,000          47,070,880
     5.00%, 2/01/29 .................................................................       13,000,000          13,224,120



6 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California State GO, (cont.)
     AMBAC Insured, 5.90%, 3/01/25 ..................................................    $     210,000     $       213,293
     FGIC Insured, 6.00%, 8/01/19 ...................................................          905,000             925,634
     FGIC Insured, 5.625%, 10/01/26 .................................................       41,500,000          43,840,600
     FSA Insured, 5.50%, 4/01/19 ....................................................        2,995,000           3,018,780
     FSA Insured, 5.50%, 3/01/20 ....................................................        4,620,000           4,689,439
     FSA Insured, 5.50%, 9/01/29 ....................................................       30,000,000          32,168,400
     MBIA Insured, 5.00%, 10/01/23 ..................................................        5,000,000           5,191,550
     MBIA Insured, 6.00%, 8/01/24 ...................................................          990,000           1,012,572
     Refunding, 5.625%, 9/01/24 .....................................................       10,650,000          11,263,227
     Refunding, 5.25%, 2/01/29 ......................................................       44,000,000          45,728,320
     Refunding, 5.25%, 2/01/29 ......................................................       10,000,000          10,412,800
     Refunding, 5.25%, 2/01/30 ......................................................       30,000,000          31,201,500
     Refunding, 5.25%, 4/01/32 ......................................................       10,000,000          10,395,600
     Refunding, AMBAC Insured, 5.00%, 4/01/23 .......................................        6,250,000           6,554,937
     Refunding, MBIA Insured, 5.00%, 10/01/32 .......................................        5,000,000           5,128,650
     Series BR, 5.30%, 12/01/29 .....................................................       13,000,000          13,000,130
     Various Purpose, 5.125%, 4/01/24 ...............................................       10,000,000          10,513,800
     Various Purpose, 5.20%, 4/01/26 ................................................       17,000,000          17,863,940
     Various Purpose, 5.25%, 12/01/26 ...............................................       12,915,000          13,630,362
     Various Purpose, 5.25%, 4/01/27 ................................................        5,000,000           5,249,700
     Various Purpose, 5.25%, 4/01/29 ................................................        5,580,000           5,824,460
     Various Purpose, 5.25%, 4/01/34 ................................................       20,000,000          20,800,000
     Various Purpose, AMBAC Insured, 5.00%, 4/01/31 .................................       30,000,000          30,881,400
     Veterans Bonds, Series BH, 5.50%, 12/01/18 .....................................       44,250,000          44,394,697
     Veterans Bonds, Series BH, 5.60%, 12/01/32 .....................................       50,060,000          50,201,670
     Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ........................       16,440,000          16,539,955
  California State Local Government Finance Authority Revenue, Marin Valley, Series A, FSA
   Insured, 5.85%, 10/01/27 .........................................................        6,735,000           7,410,655
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 ...........................        8,645,000           9,135,171
     Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%,
      1/01/21 .......................................................................       17,405,000          17,871,280
     Department of Corrections, Series C, 5.00%, 6/01/24 ............................       12,225,000          12,605,564
     Department of Corrections, Series C, 5.00%, 6/01/25 ............................        4,810,000           4,938,475
     Department of Corrections, Series C, 5.25%, 6/01/28 ............................       25,475,000          26,427,510
     Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 .........        5,000,000           5,104,250
     Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ................       12,000,000          12,334,920
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ...............       56,500,000          57,831,140
     Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 .....        7,500,000           7,832,925
     University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21        14,000,000          14,202,300
     University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23        23,175,000          23,430,157
     University of California, Various Projects, Series B, 5.50%, 6/01/19 ...........       13,000,000          13,278,850
     Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 .....        8,320,000           9,104,576
  California State University at Channel Islands Financing Authority Revenue, East Campus
   Community, Series A, MBIA Insured, 5.00%, 9/01/31 ................................       11,000,000          11,255,530


                                          Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California State University Revenue, Systemwide, Series A, FSA Insured, 5.00%,
   11/01/29 .........................................................................    $  10,000,000     $    10,345,800
  California Statewide CDA Revenue,
     5.50%, 1/01/28 .................................................................        3,615,000           3,810,680
     5.50%, 10/01/33 ................................................................       45,465,000          47,417,267
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
      Pre-Refunded, ETM, 5.75%, 10/01/25 ............................................       24,545,000          28,486,436
     COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 .......................................        4,000,000           4,411,720
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 .................        5,365,000           5,489,683
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 .................        3,775,000           3,862,731
     COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ........................        7,065,000           7,224,528
     COP, Southern California Development Corp., 6.10%, 12/01/15 ....................        2,255,000           2,375,056
     COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ...............       25,520,000          26,488,229
     COP, Triad Health Care, CHFCLP Insured, Refunding, ETM, 6.25%, 8/01/06 .........        1,040,000           1,081,517
     East Campus Apartments LLC, Series A, 5.50%, 8/01/22 ...........................       11,000,000          11,576,290
     Insured Health Facility, Jewish Home, 5.50%, 11/15/33 ..........................       20,400,000          21,479,772
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ...................................       27,000,000          28,164,780
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ......       10,000,000          10,707,100
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ...............        7,670,000           8,174,379
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ...............        9,755,000          10,303,816
     Series B, 5.625%, 8/15/42 ......................................................       51,000,000          53,092,530
     Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 .......................        4,945,000           5,262,420
  California Statewide CDA Water and Wastewater Revenue,
     Pooled Financing Program, Series B, FSA Insured, 5.65%, 10/01/26 ...............        5,000,000           5,510,900
     Pooled Financing Project, Series A, FSA Insured, 5.25%, 10/01/24 ...............        5,000,000           5,399,150
     Pooled Financing Project, Series A, FSA Insured, 5.00%, 10/01/29 ...............        3,000,000           3,095,520
  California Statewide CDA,
     COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ...........................        5,000,000           5,369,950
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ..................................        7,990,000           9,042,603
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..........................       37,685,000          38,505,402
     COP, FSA Insured, 5.50%, 8/15/31 ...............................................        9,000,000           9,701,010
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...................................       32,200,000          34,425,986
     COP, MBIA Insured, 5.00%, 4/01/18 ..............................................        7,000,000           7,387,660
     COP, MBIA Insured, 5.125%, 4/01/23 .............................................        6,000,000           6,279,780
     COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ......................        5,000,000           5,181,200
     COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 .......................       16,250,000          16,753,587
     COP, The Internext Group, 5.375%, 4/01/17 ......................................       10,770,000          11,035,480
     COP, The Internext Group, 5.375%, 4/01/30 ......................................       67,480,000          67,334,918
   a Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ..       61,325,000          39,821,389
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...........        7,422,000           8,034,760
     MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...................................        8,000,000           8,256,960
     Revenue, East Campus Apartmens LLC, Series A, 5.625%, 8/01/34 ..................       25,000,000          26,053,750
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ...............       12,325,000          12,585,427
  Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
   Refunding, AMBAC Insured, 5.00%, 9/01/36 .........................................        7,800,000           7,985,562
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ....................        2,055,000           2,223,633


8 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%,
   10/20/34 .........................................................................    $   5,615,000     $     5,686,310
  Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
   10/01/33 .........................................................................        5,000,000           5,284,800
  Camrosa Water District COP, Water System Improvement Projects, MBIA Insured, 6.00%,
   1/15/20 ..........................................................................        5,120,000           5,228,390
  Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%,
   8/01/12 ..........................................................................        2,800,000           2,808,372
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
     5.875%, 9/01/33 ................................................................        5,820,000           5,843,746
     6.00%, 9/01/33 .................................................................        7,100,000           7,325,496
  Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A, MBIA
   Insured, 5.70%, 8/01/24 ..........................................................       11,210,000          11,655,710
  Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ......       15,630,000          17,826,328
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
   Central California,
     6.00%, 2/01/20 .................................................................        5,000,000           5,276,350
     5.625%, 2/01/21 ................................................................        6,750,000           6,933,735
     6.00%, 2/01/30 .................................................................       34,960,000          35,868,261
     5.75%, 2/01/31 .................................................................       18,070,000          18,278,166
  Cerritos PFAR, Tax Allocation Redevelopment Project, Series A, AMBAC Insured, 5.00%,
   11/01/22 .........................................................................        6,675,000           7,274,815
  Chaffey UHSD, GO,
     Series B, FGIC Insured, 5.00%, 8/01/25 .........................................        6,510,000           6,756,989
     Series C, FSA Insured, 5.00%, 5/01/27 ..........................................        6,980,000           7,239,237
  Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
     6.80%, 2/01/11 .................................................................        3,395,000           3,408,003
     6.75%, 2/01/21 .................................................................        2,800,000           2,810,612
  Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
     5.50%, 5/15/39 .................................................................        7,210,000           6,619,140
     5.625%, 5/15/43 ................................................................       25,500,000          23,464,335
  Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 .......................       10,360,000          10,681,264
  Chula Vista IDR,
     Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ..........       14,000,000          14,714,280
     San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 .......................        8,500,000           8,986,965
  Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
   8/01/23 ..........................................................................        4,950,000           5,291,401
  Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
     8.30%, 9/02/05 .................................................................           45,000              45,945
     8.35%, 9/02/06 .................................................................           35,000              36,216
     8.35%, 9/02/07 .................................................................           50,000              51,689
     8.375%, 9/02/08 ................................................................           50,000              51,686
     8.375%, 9/02/09 ................................................................           60,000              62,011
     8.40%, 9/02/10 .................................................................           10,000              10,335
  Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ....        7,000,000           7,291,690
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...................        1,555,000           1,560,303


                                          Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
   6.25%, 10/01/22 ..................................................................    $   4,000,000     $     4,301,520
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
   5.125%, 8/01/35 ..................................................................        8,310,000           8,474,289
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%,
   7/01/10 ..........................................................................       21,390,000          22,151,056
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%,
   9/01/15 ..........................................................................        5,000,000           5,267,800
  Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ...............        5,070,000           5,299,570
  Contra Costa Community College District GO, Election 2002, FGIC Insured, 5.00%,
   8/01/26 ..........................................................................       11,700,000          12,147,525
  Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured,
   5.50%, 11/01/22 ..................................................................       11,000,000          11,831,600
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
     ETM, 6.875%, 3/01/07 ...........................................................       13,900,000          14,531,060
     FGIC Insured, ETM, 6.50%, 3/01/09 ..............................................        1,000,000           1,121,070
  Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ......................          885,000             887,434
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ......       15,000,000          19,804,500
  Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%,
   4/15/29 ..........................................................................       18,435,000          19,362,465
  Coronado CDA, Tax Allocation, Coronado Community Development Project, Refunding, MBIA
   Insured, 5.00%, 9/01/34 ..........................................................        6,115,000           6,270,076
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..        2,100,000           2,156,553
  Cudahy RDA, Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ..................        6,365,000           6,656,644
  Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 .................................        5,000,000           5,436,100
  Delano University High School District GO, Refunding, Series A, MBIA Insured, 5.15%,
   2/01/32 ..........................................................................        8,520,000           9,310,826
  Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%,
   9/01/20 ..........................................................................        1,120,000           1,128,646
  Desert Sands USD,
     COP, Capital Projects, FSA Insured, 6.45%, 3/01/20 .............................        6,200,000           6,369,074
     GO, Election of 2001, FSA Insured, 5.00%, 6/01/29 ..............................       16,425,000          17,022,870
  Duarte COP,
     Refunding, Series A, 5.25%, 4/01/24 ............................................        5,000,000           5,004,850
     Series A, 5.25%, 4/01/19 .......................................................        5,000,000           5,079,250
     Series A, 5.25%, 4/01/31 .......................................................       12,500,000          12,237,500
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
   5.00%, 7/01/30 ...................................................................       31,370,000          32,137,624
  El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%,
   10/01/22 .........................................................................       10,285,000          10,651,763
  El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 .....        6,820,000           7,645,561
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
   5.25%, 3/01/26 ...................................................................        8,500,000           8,811,185
  El Dorado County Special Tax, CFD No. 1992-1,
     5.875%, 9/01/24 ................................................................        4,475,000           4,624,420
     6.25%, 9/01/29 .................................................................       19,780,000          20,484,564
     6.00%, 9/01/31 .................................................................        8,850,000           9,130,456


10 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 .......    $   5,635,000     $     5,829,295
  Emeryville PFA Revenue, Shellmound Park Redevelopment and Housing Project, Series B,
   MBIA Insured, 5.00%, 9/01/28 .....................................................       10,000,000          10,245,300
  Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 ...........................        3,115,000           3,227,701
  Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
     5.70%, 9/01/26 .................................................................       13,465,000          14,518,636
     5.80%, 9/01/26 .................................................................          400,000             431,948
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
   MBIA Insured, 5.00%, 3/01/33 .....................................................        8,715,000           8,922,330
  Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
   5.50%, 10/01/27 ..................................................................       12,500,000          12,930,125
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%, 5/01/17  5,000,000           5,723,800
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, 5.75%, 1/15/40 ......................................................      395,510,000         402,743,878
     Senior Lien, Series A, 5.00%, 1/01/35 ..........................................       15,955,000          15,057,212
     senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ............................        8,000,000           9,781,040
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ............................       95,675,000         103,735,619
     senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ............................      123,695,000         132,917,699
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ......................        1,470,000           1,481,569
  Glendale USD, GO, FSA Insured, 5.00%, 9/01/29 .....................................        8,440,000           8,740,295
  Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
     5.50%, 6/01/33 .................................................................       15,000,000          15,856,650
     5.50%, 6/01/43 .................................................................       57,000,000          59,530,230
     Series 2003 A-1, 6.75%, 6/01/39 ................................................        5,290,000           5,313,064
     Asset-Backed, Series B, 5.625%, 6/01/38 ........................................      138,000,000         145,791,480
  Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured, 5.00%,
   8/01/27 ..........................................................................        5,020,000           5,211,212
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding, ETM, 8.00%, 12/01/10       4,240,000           4,967,075
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24      8,925,000           9,416,589
  Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
     8/01/27 ........................................................................        3,530,000           3,677,095
     8/01/29 ........................................................................       11,000,000          11,384,560
  Industry COP, Refunding, 6.625%, 6/01/06 ..........................................        5,940,000           6,138,396
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
   Project, Series B, FSA Insured,
     ETM, 6.25%, 8/01/11 ............................................................        5,000,000           5,603,150
     Pre-Refunded, 6.00%, 8/01/16 ...................................................        5,000,000           5,371,500
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
   5.25%, 11/01/19 ..................................................................       10,550,000          10,961,555
  Irvine 1915 Act GO,
     AD No. 00-18, Group Four, 5.375%, 9/02/26 ......................................        2,500,000           2,491,875
     AD No. 03-19, Group Two, 5.45%, 9/02/23 ........................................        2,000,000           2,007,300
     AD No. 03-19, Group Two, 5.50%, 9/02/29 ........................................        4,295,000           4,294,656
  Irwindale CRDA, Tax Allocation,
     Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ...................        1,630,000           1,699,275
     Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ..................        9,100,000           9,578,023
     senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ............................       10,220,000          10,989,362


                                         Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 .......    $   1,760,000     $     1,806,024
  Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34      16,500,000          16,890,225
  Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%,
   5/01/28 ..........................................................................        8,685,000           9,143,655
  Kern County Housing Authority SFMR, Series A, GNMA Secured,
     7.65%, 12/01/12 ................................................................           10,000              10,074
     7.70%, 12/01/23 ................................................................           40,000              40,390
  Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%,
   8/01/33 ..........................................................................        5,275,000           5,483,151
  La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%,
   8/15/25 ..........................................................................        7,100,000           7,414,033
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .....................................          360,000             371,873
  La Palma Community Development Commission Tax Allocation, La Palma Community
Development Project No. 1, 6.10%, 6/01/22 ...........................................        2,355,000           2,394,281
  La Quinta RDA Tax Allocation Revenue, Redevelopment Project Area No. 1, AMBAC Insured,
   5.125%, 9/01/32 ..................................................................       10,825,000          11,220,654
  Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 .......................        5,375,000           5,346,942
  Lake Elsinore PFA, Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ....        6,750,000           6,828,975
     Series A, 5.50%, 9/01/30 .......................................................       15,550,000          15,866,442
  Lancaster RDA,
     RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .......................            5,000               7,886
     Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured,
      5.70%, 8/01/23 ................................................................       13,140,000          13,304,250
  Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ...................        8,115,000           8,548,584
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
California Mortgage Insured, 7.55%, 3/01/20 .........................................        3,975,000           3,995,233
  Local Medical Facilities Financing Authority II COP, Insured California Health Clinic Project,
   7.55%, 11/01/20 ..................................................................        1,950,000           1,957,956
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
   6.90%, 7/01/22 ...................................................................        2,590,000           2,597,511
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding, Series A,
AMBAC Insured, 6.55%, 12/01/18 ......................................................       10,640,000          10,816,305
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
Refunding, AMBAC Insured, 5.00%, 11/01/26 ...........................................       20,000,000          20,785,800
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ..................................       14,935,000          15,555,699
  Long Beach Harbor Revenue, MBIA Insured,
     5.375%, 5/15/20 ................................................................       12,000,000          12,339,600
     5.25%, 5/15/25 .................................................................       10,500,000          10,744,755
  Long Beach HMR, Series A, 9.60%, 11/01/14 .........................................          225,000             194,310
  Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 .       69,275,000          71,822,934
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 ........................................................................        4,000,000           4,388,880
     8/01/31 ........................................................................        5,000,000           5,450,750


12 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ...........    $   8,000,000     $     8,362,160
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured, 5.875%,
      1/01/21 .......................................................................        7,520,000           7,966,162
     Marina del Rey, Series A, 6.50%, 7/01/08 .......................................       17,820,000          18,046,670
     Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ......................        1,000,000           1,002,780
  Los Angeles County Infrastructure and Economic Development Bank Revenue, County
   Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .................        7,765,000           8,010,607
  Los Angeles County MTA, Sales Tax Revenue, Proposition A,
     First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ..........       13,000,000          13,472,810
     First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27                    7,840,000           8,144,741
     Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 ........................        5,000,000           5,215,550
     Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ........................        9,200,000           9,818,056
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
   Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ...............................       26,905,000          28,086,399
  Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%,
   12/15/06 .........................................................................        4,965,000           5,001,691
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
      9/01/14 .......................................................................          925,000             929,283
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ...............        5,610,000           5,645,231
     Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..................................        8,060,000           8,242,075
  Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC
   Insured, 6.00%, 5/15/26 ..........................................................       10,000,000          10,446,200
  Los Angeles Harbor Department Revenue,
     Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .............................       15,000,000          15,569,100
     Series B, 6.125%, 8/01/18 ......................................................       24,810,000          26,251,709
     Series B, 6.20%, 8/01/22 .......................................................       59,835,000          63,361,675
     Series B, 5.375%, 11/01/23 .....................................................        7,460,000           7,684,919
     Series B, MBIA Insured, 6.20%, 8/01/25 .........................................       35,690,000          37,787,858
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .........        3,800,000           3,818,126
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .       28,210,000          28,904,812
     GO, Series A, MBIA Insured, 5.00%, 1/01/28 .....................................      170,250,000         176,687,152
     Series B, FGIC Insured, 5.00%, 7/01/23 .........................................        5,000,000           5,229,800
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ..............................        6,000,000           6,156,480
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ...............................       17,500,000          18,007,325
     Series A, FGIC Insured, 5.00%, 6/01/28 .........................................        8,245,000           8,454,835
     Series A, FSA Insured, 4.875%, 6/01/29 .........................................       34,335,000          34,722,985
  Los Angeles Water and Power Revenue, Power System,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ..............................        2,000,000           2,096,940
     Series A, 5.25%, 7/01/24 .......................................................        5,000,000           5,133,900
  Los Angeles Water And Power Revenue, Power Systems, Series B, FSA Insured, 5.00%,
   7/01/28 ..........................................................................       10,575,000          10,935,502


                                         Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles Water and Power Revenue,
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ............................    $   7,000,000     $     7,161,280
     Series A Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ..........................        6,550,000           6,920,926
  Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
   9/01/28 ..........................................................................        6,470,000           7,311,553
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
   7/01/22 ..........................................................................        6,330,000           6,345,825
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 .................................................................        8,500,000           8,813,990
     5.75%, 3/15/28 .................................................................       27,500,000          28,235,625
  Madera USD, COP, 6.50%, 12/01/07 ..................................................          795,000             808,372
  Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14         2,060,000           2,013,238
  Manhattan Beach COP,
     Metlox Public Improvements, 5.00%, 1/01/33 .....................................        5,575,000           5,689,009
     Police and Fire Facilities Project, AMBAC Insured, 5.00%, 1/01/36 ..............        7,125,000           7,311,746
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33         4,940,000           5,086,471
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
   5.00%, 1/01/22 ...................................................................        5,000,000           5,303,750
  Metropolitan Water District Southern California Waterworks Revenue,
     Series A, 5.00%, 7/01/26 .......................................................       10,720,000          11,674,294
     Series A, Pre-Refunded, 5.00%, 7/01/26 .........................................       20,790,000          22,640,726
     Series A, Pre-Refunded, 5.00%, 7/01/26 .........................................       17,815,000          19,400,891
     Series B1, FGIC Insured, 5.00%, 10/01/33 .......................................        5,000,000           5,156,750
     Series C, 5.00%, 7/01/37 .......................................................       22,450,000          22,793,485
  Metropolitan Water District Water Works Revenue, Series C, Pre-Refunded, 5.00%,
   7/01/37 ..........................................................................        4,330,000           4,569,016
  Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
     5.40%, 1/15/17 .................................................................       12,155,000          13,870,800
     5.50%, 1/15/24 .................................................................       11,790,000          13,505,209
  Milpitas USD, FGIC Insured, 5.875%, 9/01/24 .......................................       11,970,000          13,902,796
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
   7/01/22 ..........................................................................        4,475,000           4,484,800
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
   5.125%, 9/01/33 ..................................................................        5,535,000           5,751,418
  Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
   9/01/37 ..........................................................................        4,315,000           4,477,244
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%,
   9/01/22 ..........................................................................       10,005,000          11,056,225
  Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA
   Insured, Pre-Refunded,
     6.50%, 8/01/15 .................................................................        3,500,000           3,661,840
     6.60%, 8/01/23 .................................................................       13,250,000          13,870,100
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A, FSA
   Insured, 5.875%, 12/01/15 ........................................................        5,830,000           5,916,809
  Moreno Valley USD, COP, Refunding, FSA Insured,
     5.60%, 3/01/17 .................................................................        5,000,000           5,126,400
     5.70%, 3/01/27 .................................................................       15,000,000          15,381,600


14 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ............................    $   8,600,000     $     8,981,840
  Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37      6,975,000           7,168,208
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
   6/20/35 ..........................................................................        6,125,000           6,283,699
  Napa Mortgage Revenue, Creekside II Apartments Project, Refunding, Series A, MBIA Insured,
   6.625%, 7/01/25 ..................................................................        2,000,000           2,016,540
  Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 .....        1,580,000           1,588,200
  Norco RDA, Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ...        8,515,000           8,827,330
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
   AMBAC Insured, 5.30%,
     9/01/22 ........................................................................       10,000,000          10,700,700
     9/01/27 ........................................................................        9,900,000          10,465,587
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
   AMBAC Insured, 5.00%, 8/01/25 ....................................................       19,250,000          20,135,500
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
   Series A, MBIA Insured,
     5.125%, 7/01/23 ................................................................        7,420,000           7,786,103
     5.00%, 7/01/28 .................................................................       15,975,000          16,422,140
     5.20%, 7/01/32 .................................................................       43,675,000          45,574,426
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, Pre-Refunded, 5.75%, 8/01/26 ......................................       24,895,000          26,790,754
  Oakland Revenue, 1800 Harrison Foundation,
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..........................       13,825,000          15,920,179
     Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..........................       13,470,000          15,511,379
  Oceanside COP, Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%,
   8/01/15 ..........................................................................        5,000,000           5,201,700
  Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
     8/01/29 ........................................................................        5,755,000           5,958,497
     8/01/33 ........................................................................        5,590,000           5,765,750
  Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%,
   9/02/27 ..........................................................................       10,975,000          11,345,187
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ...........        5,000,000           5,468,750
  Orange County CFD Special Tax, Number 03 1, Ladera Ranch, Series A,
     5.50%, 8/15/24 .................................................................        1,100,000           1,112,716
     5.60%, 8/15/28 .................................................................        3,250,000           3,296,313
     5.625%, 8/15/34 ................................................................        5,000,000           5,072,900
  Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 ................       10,380,000          11,099,853
  Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 .........       79,010,000          81,729,524
  Orange County Water District COP, Series B, MBIA Insured, 5.00%, 8/15/28 ..........       12,950,000          13,351,450
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%, 8/15/34 .       13,575,000          13,869,713
  Oxnard Harbor District Revenue, 5.60%, 8/01/19 ....................................       10,820,000          11,198,051
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
   6.625%, 8/01/26 ..................................................................        5,020,000           5,461,609
  Palm Desert Financing Authority Tax Allocation Revenue, Project Area No.1,
     Refunding, MBIA Insured, 5.625%, 4/01/23 .......................................       13,000,000          14,094,730
     Series A, MBIA Insured, Pre-Refunded, 5.95%, 4/01/24 ...........................       15,075,000          15,527,099


                                         Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
   4/01/27 ..........................................................................    $  11,570,000     $    12,588,854
  Palmdale CRDA, Tax Allocation,
     Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ......................        3,255,000           3,405,479
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..........        6,980,000           7,154,360
     Series A, MBIA Insured, 5.75%, 9/01/27 .........................................       10,435,000          11,430,708
  Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
   8/01/34 ..........................................................................        6,920,000           7,110,577
  Peralta Community College GO, Election of 2000, Series C, MBIA Insured, 5.00%,
   8/01/31 ..........................................................................        4,105,000           4,240,465
  Perris PFAR,
     Special Tax, Series A, ETM, 7.60%, 9/01/05 .....................................           80,000              80,652
     Tax Allocation, Series A, 5.75%, 10/01/31 ......................................        5,000,000           5,302,400
  Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..................................        5,395,000           5,417,983
  Petaluma Community Development Commission MFR, Park Lane Apartments, Series A,
   6.875%, 11/20/34 .................................................................        4,780,000           4,857,818
  Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ........................        2,980,000           3,183,266
  Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 .................................        6,490,000           6,772,120
  Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%,
   1/01/07 ..........................................................................        5,755,000           6,251,023
  Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 .........        2,725,000           2,758,518
  Port of Oakland Revenue,
     Series J, MBIA Insured, 5.50%, 11/01/26 ........................................        7,000,000           7,505,540
     Series L, FGIC Insured, 5.375%, 11/01/27 .......................................        5,000,000           5,295,600
  Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ..       10,430,000          10,796,615
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 ................................................................        6,250,000           6,506,563
     6.00%, 8/01/20 .................................................................        5,400,000           5,610,222
     6.00%, 8/01/28 .................................................................       15,000,000          15,583,950
  Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 .......................................        5,020,000           5,211,212
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.125%, 7/01/31 ................................................................       95,185,000          96,944,971
     Pre-Refunded, 5.00%, 7/01/27 ...................................................       26,750,000          29,933,785
     Pre-Refunded, 5.125%, 7/01/31 ..................................................       47,740,000          53,651,167
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/38 .........................................      116,975,000         119,905,224
     Series B, MBIA Insured, 6.00%, 7/01/31 .........................................       13,000,000          15,163,980
     Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................       13,200,000          15,433,836
     Series D, 5.375%, 7/01/36 ......................................................       45,000,000          46,985,400
     Series D, 5.75%, 7/01/41 .......................................................       20,000,000          22,001,200
     Series Y, 5.00%, 7/01/36 .......................................................       63,000,000          64,270,080
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   AMBAC Insured, 5.00%, 7/01/28 ....................................................       10,000,000          10,251,300
  Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .....       48,000,000          50,172,000
  Puerto Rico Electric Power Authority Revenue, Series DD, MBIA Insured, 5.00%, 7/01/28     23,250,000          23,912,160
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .........        6,800,000           7,392,960


16 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
     5.375%, 7/01/33 ................................................................    $  26,510,000     $    27,628,457
     Pre-Refunded, 5.375%, 7/01/33 ..................................................       73,490,000          83,015,039
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 .................................................................       35,760,000          37,661,002
     Pre-Refunded, 5.50%, 8/01/29 ...................................................      104,235,000         118,662,166
     Pre-Refunded, 5.75%, 8/01/30 ...................................................       50,000,000          53,470,500
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing,
   MBIA Insured, 5.25%, 9/01/21 .....................................................        8,330,000           8,742,918
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
   5.625%, 7/01/34 ..................................................................       10,000,000          10,375,800
  Redlands USD, COP, Series A, FSA Insured,
     6.15%, 9/01/11 .................................................................          420,000             421,848
     6.25%, 9/01/27 .................................................................        4,160,000           4,178,512
  Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
   5/01/34 ..........................................................................        5,060,000           5,196,266
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ...........................................        2,715,000           2,940,752
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
     2/01/26 ........................................................................        6,500,000           6,714,695
     2/01/31 ........................................................................        7,000,000           7,116,410
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
   Series A, 6.50%, 6/01/12 .........................................................       20,125,000          23,673,843
  Riverside County COP,
     Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ........................        5,295,000           5,816,769
     Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ............................        6,000,000           6,620,100
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
   7.875%,
     9/01/05 ........................................................................          190,000             197,034
     9/01/06 ........................................................................          205,000             223,345
     9/01/07 ........................................................................          225,000             254,633
     9/01/08 ........................................................................          240,000             283,404
     9/01/09 ........................................................................          260,000             314,928
     9/01/10 ........................................................................          280,000             345,904
     9/01/11 ........................................................................          305,000             385,663
     9/01/12 ........................................................................          325,000             415,467
     9/01/13 ........................................................................          350,000             453,439
     9/01/14 ........................................................................          380,000             500,536
     9/01/15 ........................................................................          410,000             543,758
     9/01/16 ........................................................................          440,000             591,188
     9/01/17 ........................................................................          475,000             637,151
  Riverside County PFA,
     COP, 5.75%, 5/15/19 ............................................................        3,500,000           3,691,730
     COP, 5.80%, 5/15/29 ............................................................       14,230,000          14,801,904
     Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 .....       11,225,000          11,533,688
  Riverside County RDA, Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
     5.00%, 10/01/28 ................................................................       14,035,000          14,474,997
     5.125%, 10/01/35 ...............................................................       17,035,000          17,596,985


                                         Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Riverside County SFMR,
     Series A, GNMA Secured, 7.20%, 10/01/24 ........................................    $      85,000     $        87,528
     Series B, GNMA Secured, 7.60%, 11/01/19 ........................................           35,000              36,128
  Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, Pre-Refunded, 5.375%,
   12/01/26 .........................................................................        8,380,000           8,804,028
  Roseville 1915 Act,
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 ...........          150,000             152,712
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 ...........          160,000             165,523
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 ...........          180,000             186,023
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 ...........          190,000             196,371
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 ...........          160,000             165,333
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ...............          320,000             325,786
  Roseville Electric System Revenue COP, FSA Insured, 5.00%,
     2/01/29 ........................................................................       10,000,000          10,301,100
     2/01/34 ........................................................................       17,000,000          17,448,460
  Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3,
     8.20%, 9/02/10 .................................................................          760,000             784,525
     8.20%, 9/02/11 .................................................................        1,685,000           1,739,072
     8.25%, 9/02/12 .................................................................        2,180,000           2,249,869
     8.25%, 9/02/13 .................................................................        2,360,000           2,435,567
     8.25%, 9/02/14 .................................................................        2,545,000           2,625,855
  Sacramento City Financing Authority Revenue,
     Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ............................        7,520,000           7,742,968
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ..................       26,250,000          26,855,063
     Capital Improvements, 5.625%, 6/01/30 ..........................................        6,000,000           6,484,500
     Series 1991, 6.60%, 11/01/05 ...................................................        1,300,000           1,304,719
     Series 1991, 6.70%, 11/01/11 ...................................................          920,000             923,386
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .        5,250,000           5,395,110
  Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ..        6,875,000           7,358,588
  Sacramento County Sanitation District Financing Authority Revenue,
     AMBAC Insured, 5.625%, 12/01/30 ................................................        5,000,000           5,496,200
     Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35        40,000,000          41,227,600
  Sacramento MUD, Electric Revenue,
     Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ..............................        9,095,000           9,396,681
     Series J, AMBAC Insured, 5.60%, 8/15/24 ........................................       10,215,000          10,982,555
     Series N, MBIA Insured, 5.00%, 8/15/28 .........................................       63,500,000          65,255,140
     Series R, MBIA Insured, 5.00%, 8/15/33 .........................................        4,500,000           4,629,780
     sub. lien, Refunding, 8.00%, 11/15/10 ..........................................       16,110,000          16,179,595
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ......................        6,000,000           6,185,400
  Saddleback Valley USD, GO, FSA Insured, 5.00%,
     8/01/27 ........................................................................        4,680,000           4,875,016
     8/01/29 ........................................................................        4,335,000           4,488,286
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
   FSA Insured, 5.25%, 9/01/28 ......................................................        6,800,000           7,101,512
  San Bernardino 1915 Act, Special Assessment, AD No. 961, Refunding, 7.75%, 9/02/05           915,000             922,622


18 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Bernardino County COP, Medical Center Financing Project,
     Refunding, 5.00%, 8/01/26 ......................................................    $  13,045,000     $    13,081,656
     Series A, MBIA Insured, 5.50%, 8/01/22 .........................................       40,830,000          42,357,042
  San Bernardino County Housing Authority MFMR,
     Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 .........................        6,920,000           7,738,359
     Series A, GNMA Secured, 6.70%, 3/20/43 .........................................        3,345,000           3,783,764
  San Bernardino County SFMR, Series B, 5.40%, 5/01/25 ..............................           35,000              35,122
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
   MBIA Insured, 5.70%, 1/01/23 .....................................................        6,315,000           6,783,826
  San Bernardino Joint Powers Financing Authority Revenue,
     COP, Police Station Financing Project, Pre-Refunded, 6.60%, 4/01/20 ............        4,715,000           4,910,060
     Tax Allocation, Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ..............       19,915,000          20,827,505
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ................................       24,000,000          24,844,800
  San Diego County Water Authority Revenue COP, Series A, MBIA Insured, 5.00%, 5/01/25      12,440,000          12,972,308
  San Diego County Water Authority Water Revenue COP, Series A, FSA Insured, 5.00%,
   5/01/34 ..........................................................................      106,705,000         109,820,786
  San Diego Public Facilities Financing Authority Sewer Revenue,
     Series A, FGIC Insured, 5.25%, 5/15/27 .........................................       21,750,000          22,989,315
     Series B, FGIC Insured, 5.25%, 5/15/22 .........................................        5,200,000           5,488,600
  San Diego Public Facilities Financing Authority Water Revenue,
     MBIA Insured, 5.00%, 8/01/26 ...................................................       12,210,000          12,597,668
     Subordinated, MBIA Insured, 5.00%, 8/01/32 .....................................       20,000,000          20,467,400
  San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
   11/01/15 .........................................................................        5,000,000           5,417,450
  San Diego USD, GO,
     Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .......................        6,975,000           7,201,130
     Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .......................       16,000,000          16,544,800
     Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ........................       10,000,000          10,349,500
     Series C, FSA Insured, 5.00%, 7/01/26 ..........................................        6,490,000           6,763,359
  San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 .......       11,790,000          12,867,724
  San Francisco City and County Airport Commission International Airport Revenue,
     Issue 12A, Second Series, 5.90%, 5/01/26 .......................................       45,000,000          46,767,600
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .........................       24,635,000          25,610,053
     Issue 9A, FGIC Insured, 5.90%, 5/01/25 .........................................       46,415,000          47,406,424
  San Francisco City and County Airports Commission International Airport Revenue,
     Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ....................       26,290,000          26,810,542
     Refunding, Series 28B, MBIA Insured, 5.00%, 5/01/27 ............................        5,050,000           5,218,468
     Second Series, Issue 23B, FGIC Insured, 5.125%, 5/01/30 ........................       10,000,000          10,338,500
  San Francisco City and County COP,
     30 Van Ness Avenue Property, Series A, MBIA Insured, 5.00%, 9/01/31 ............        5,805,000           5,995,985
     San Francisco Courthouse Project, FSA Insured, Pre-Refunded, 5.875%, 4/01/21 ...        2,810,000           2,893,794
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .................................          315,000             322,188
     Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ............        5,510,000           5,522,728
  San Gabriel Valley Schools Financing Authority Revenue, Pomona USD Financing, 5.80%,
   2/01/26 ..........................................................................        5,150,000           5,209,895


                                         Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ............................................    $ 247,300,000     $   234,922,635
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .............................       85,500,000          89,498,835
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..............................       21,200,000          22,231,804
     senior lien, 5.00%, 1/01/33 ....................................................       82,040,000          74,585,846
     senior lien, Pre-Refunded, 7.50%, 1/01/09 ......................................       21,585,000          25,260,494
     senior lien, Pre-Refunded, 7.55%, 1/01/10 ......................................       10,745,000          12,590,024
     senior lien, Pre-Refunded, 7.60%, 1/01/11 ......................................       20,935,000          24,559,895
     senior lien, Pre-Refunded, 7.65%, 1/01/12 ......................................       25,215,000          29,617,287
     senior lien, Pre-Refunded, 7.65%, 1/01/13 ......................................       27,350,000          32,125,037
     senior lien, Pre-Refunded, 7.70%, 1/01/14 ......................................        7,470,000           8,784,944
     senior lien, Pre-Refunded, 7.70%, 1/01/15 ......................................       60,155,000          70,744,085
  San Jose Airport Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ..............................       11,000,000          11,221,100
     Series D, MBIA Insured, 5.00%, 3/01/28 .........................................       10,000,000          10,325,700
  San Jose Financing Authority Lease Revenue,
     Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..................       46,400,000          47,963,680
     MBIA Insured, 5.00%, 9/01/21 ...................................................       14,045,000          14,765,649
     MBIA Insured, 5.00%, 9/01/22 ...................................................       14,730,000          15,424,667
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
   AMBAC Insured, 5.00%, 9/01/24 ....................................................        5,000,000           5,194,550
  San Jose GO,
     Library Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 .........       15,820,000          16,277,989
     Library Parks and Public Safety Projects, 5.00%, 9/01/28 .......................       11,600,000          11,926,076
  San Jose RDA,
     MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ..................        7,110,000           7,300,832
     Tax Allocation, Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%,
      8/01/27 .......................................................................        7,325,000           7,854,231
     Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ..............        9,860,000          10,093,682
     Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31        2,000,000           2,044,660
     Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21        35,235,000          35,657,820
     Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28       24,135,000          26,057,111
     Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%,
      8/01/20 .......................................................................       12,245,000          12,468,716
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
     8/01/24 ........................................................................        9,200,000           9,630,376
     8/01/27 ........................................................................        9,150,000           9,464,303
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ............        4,000,000           4,094,200
  San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ....................................       15,000,000          17,898,300
  San Marcos Public Facilities Authority Revenue,
     Refunding, 5.80%, 9/01/18 ......................................................        4,750,000           5,063,880
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 ...........        5,340,000           5,969,853
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 ...........        8,035,000           9,047,490
  San Marcos USD, School Facilities ID No. 1, AMBAC Insured, Pre-Refunded, 5.80%,
   11/01/14 .........................................................................        5,000,000           5,428,900
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding, Series
   A, FSA Insured, 5.00%, 7/15/29 ...................................................       13,000,000          13,334,360


20 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
   5.00%, 8/01/39 ...................................................................    $   6,555,000     $     6,710,026
  San Mateo RDA, Tax Allocation,
     5.60%, 8/01/25 .................................................................       10,185,000          10,814,739
     Merged Area, Series A, 5.70%, 8/01/27 ..........................................        6,330,000           6,675,935
  San Mateo UHSD, GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded,
   5.00%, 9/01/25 ...................................................................       13,865,000          15,561,799
  San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 .        1,655,000           1,696,259
  San Ramon PFA, Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ...............       18,360,000          19,406,520
  San Ramon Valley USD, GO, Election of 2002, FSA Insured,
     5.00%, 8/01/26 .................................................................       12,800,000          13,394,304
     5.40%, 3/01/28 .................................................................       27,410,000          29,490,693
     5.00%, 8/01/29 .................................................................       16,505,000          17,088,617
  Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20        5,160,000           5,003,239
  Santa Clara Housing Authority MFHR,
     Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ....        6,465,000           6,634,642
     Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 .......        5,625,000           5,742,056
     Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ......        3,860,000           3,966,961
  Santa Clara USD, COP, 5.375%, 7/01/31 .............................................        7,575,000           7,972,763
  Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 .......................        5,105,000           5,257,333
  Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 ..        1,445,000           1,448,352
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1, 6.00%,
   9/01/30 ..........................................................................        9,000,000           9,137,430
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ..............          480,000             482,314
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
   8/01/27 ..........................................................................       21,000,000          22,790,250
  Santa Monica RDA, Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC
   Insured, 6.00%, 7/01/29 ..........................................................       13,110,000          14,694,606
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
   Project, Series A,
     5.95%, 1/01/11 .................................................................        1,880,000           2,017,259
     6.05%, 1/01/17 .................................................................        5,135,000           5,528,136
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ........        6,000,000           6,278,580
  Snowline Joint USD, CFD Special Tax, NO 2002-1, Series A,
     5.30%, 9/01/29 .................................................................        1,615,000           1,616,082
     5.40%, 9/01/34 .................................................................        2,000,000           2,001,340
  Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ..............................       24,665,000          25,256,467
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
   5.00%, 10/01/32 ..................................................................        6,475,000           6,645,098
  Southern California HFA, SFMR, Series A, GNMA Secured, 6.75%, 9/01/22 .............           30,000              30,017
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 .................................................................       10,000,000          12,220,900
     Multi-Purpose Projects, 6.00%, 7/01/18 .........................................       29,645,000          29,719,113
  Southern California Public Power Authority Project Revenue, Magnolia Power Project, Series A,
   AMBAC Insured, 5.00%, 7/01/36 ....................................................       15,800,000          16,251,090
  Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission Project, 6.125%, 7/01/18 ............................................        1,135,000           1,137,906


                                         Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Stockton COP, Essential Services Building Parking Facility,
     5.875%, 8/01/23 ................................................................    $   2,295,000    $      2,480,252
     6.00%, 8/01/31 .................................................................        6,585,000           7,073,607
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
   Insured, 5.95%, 7/01/17 ..........................................................        5,095,000           5,642,560
  Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%,
   9/01/29 ..........................................................................       19,160,000          20,202,496
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .........        9,110,000           9,579,621
  Stockton USD, GO,
     Election 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 .......................        5,030,000           5,210,829
     MBIA Insured, 5.00%, 1/01/28 ...................................................        5,335,000           5,508,708
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .................................        7,840,000           8,137,606
  Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ..................        7,990,000           8,303,528
  Temecula Valley USD, GO, Series E, FSA Insured, Pre-Refunded, 6.35%, 9/01/19 ......        5,460,000           5,727,813
  Thousand Oaks RDA,
     MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27         7,380,000           7,642,728
     Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
      5.375%, 12/01/25 ..............................................................       24,485,000          25,353,238
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset
   Backed Bonds, Series B, 5.00%, 6/01/28 ...........................................       17,390,000          15,356,240
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset
   Backed Bonds,
     Senior, Series A, 5.50%, 6/01/36 ...............................................       80,500,000          70,447,160
     Senior, Series A, 5.625%, 6/01/43 ..............................................      123,165,000         106,011,810
     Subordinate, Series B, 6.00%, 6/01/43 ..........................................       48,435,000          42,118,592
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
     5.25%, 6/01/31 .................................................................        6,800,000           5,786,324
     5.375%, 6/01/41 ................................................................       30,250,000          25,054,865
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31      4,385,000           4,532,775
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
     Series A, FSA Insured, 6.00%, 10/01/10 .........................................       13,775,000          15,516,573
     Series A, FSA Insured, 6.10%, 10/01/15 .........................................       13,220,000          15,679,713
     Series C, FSA Insured, 6.00%, 7/01/12 ..........................................        3,040,000           3,446,083
     Series C, FSA Insured, 6.10%, 7/01/19 ..........................................        5,215,000           6,335,704
  Tracy CFD Special Tax, No. 98-1 Plan C Properties,
     5.875%, 8/01/23 ................................................................        6,355,000           6,510,443
     6.00%, 8/01/26 .................................................................        8,240,000           8,435,206
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
   10/01/27 .........................................................................        5,000,000           5,244,300
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17     5,000,000           5,280,400
  Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%,
   1/01/17 ..........................................................................       37,480,000          38,327,048
  Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 ......        4,455,000           4,663,182
  Tustin CFD Special Tax, No. 04-01, John Lang Homes,
     5.375%, 9/01/29 ................................................................        1,000,000           1,001,040
     5.50%, 9/01/34 .................................................................        1,500,000           1,507,695
  Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ............................        8,645,000          10,035,375


22 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC
   Insured, 5.75%, 10/01/33 .........................................................    $   5,055,000     $     5,623,081
  Univeristy of California Revenues, Multiple Purpose Projects, Series O, FGIC Insured, 5.00%,
   9/01/23 ..........................................................................        9,200,000           9,692,476
  University of California Hospital Revenue, UCLA Medical Center, Series A, AMBAC Insured,
   5.00%, 5/15/34 ...................................................................       10,000,000          10,241,700
  University of California Revenues,
     Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 .................       20,575,000          21,385,655
     Multi-Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 .................       13,430,000          13,968,006
     Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ...................        5,000,000           5,161,350
     Series O, FGIC Insured, 5.25%, 9/01/34 .........................................       61,235,000          64,366,558
  Upland COP,
     Refunding, Mortgage Insured, 5.50%, 1/01/07 ....................................        4,935,000           5,036,710
     San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ......................       11,210,000          12,442,540
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ......................................        5,035,000           4,765,174
  Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
   9/01/31 ..........................................................................        5,075,000           5,093,879
  Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 .....        2,310,000           2,319,794
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..........................        7,000,000           7,238,490
     Refunding, Series A, 5.50%, 10/01/14 ...........................................        3,865,000           4,103,084
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
   Project Area,
     5.875%, 9/01/37 ................................................................        5,000,000           5,336,750
     MBIA Insured, 5.50%, 9/01/23 ...................................................       11,810,000          12,297,871
  Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 .............................        6,000,000           6,206,880
  Washington Township Hospital District Revenue,
     AMBAC Insured, 5.25%, 7/01/23 ..................................................        5,000,000           5,052,550
     Health Care District Revenue, 5.25%, 7/01/29 ...................................        6,500,000           6,603,480
  Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A, Pre-Refunded,
     6.30%, 7/01/15 .................................................................        3,990,000           4,154,468
     6.35%, 7/01/24 .................................................................        5,435,000           5,660,389
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC
   Insured, 5.50%, 8/01/22 ..........................................................        4,000,000           4,308,560
  West Contra Costa USD, GO, Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34       11,605,000          11,924,602
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 .......................        6,250,000           6,525,438
  Westlands Water District COP Revenue, MBIA Insured, 5.00%, 9/01/34 ................       13,500,000          13,842,360
  Westlands Water District Revenue COP, 5.00%, 9/01/26 ..............................       13,150,000          13,616,299
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
     5.60%, 6/01/22 .................................................................       14,285,000          14,863,400
     5.75%, 6/01/31 .................................................................       28,000,000          29,144,080
  William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
   Refunding, FSA Insured, 6.50%, 9/01/14 ...........................................        4,000,000           4,186,520
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..................        8,685,000           9,018,243
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
     9/01/29 ........................................................................       10,100,000          10,419,463
     9/01/34 ........................................................................       12,765,000          13,168,757
                                                                                                           ----------------
  TOTAL BONDS (COST $10,301,546,050)                                                                        10,887,088,835
                                                                                                           ----------------



                                         Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS 14.4%
  Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
     10/01/29 .......................................................................    $  20,000,000     $     5,378,200
     10/01/30 .......................................................................       22,000,000           5,582,060
     zero cpn. to 10/01/12, 5.30% thereafter, 10/01/12 ..............................      151,700,000         107,246,068
     zero cpn. to 10/01/12, 5.40% thereafter, 10/01/12 ..............................       43,770,000          30,680,581
     zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ..............................       32,960,000          22,988,282
  Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Series C,
   FSA Insured,
     9/01/24 ........................................................................       26,855,000           9,961,057
     9/01/26 ........................................................................       29,430,000           9,600,655
     9/01/27 ........................................................................       22,860,000           6,988,531
     9/01/28 ........................................................................        8,425,000           2,416,374
     9/01/29 ........................................................................        4,320,000           1,166,875
     9/01/32 ........................................................................       13,665,000           3,113,844
     9/01/33 ........................................................................       37,070,000           7,984,878
     9/01/34 ........................................................................       24,970,000           5,098,125
     3/01/37 ........................................................................       16,080,000           2,826,864
  Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, 8/01/26 .........        8,570,000           2,837,613
  Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM, 2/01/05 ..          585,000             584,181
  California Educational Facilities Authority Revenue,
     Loyola Marymount University, MBIA Insured, 10/01/32 ............................        8,435,000           1,702,267
     Loyola Marymount University, MBIA Insured, 10/01/33 ............................        8,435,000           1,596,071
     Loyola Marymount University, MBIA Insured, 10/01/34 ............................        8,435,000           1,496,453
     Loyola Marymount University, MBIA Insured, 10/01/35 ............................        8,435,000           1,403,078
     Loyola Marymount University, MBIA Insured, 10/01/36 ............................        8,435,000           1,315,438
     Loyola Marymount University, MBIA Insured, 10/01/37 ............................        8,435,000           1,233,366
     Loyola Marymount University, MBIA Insured, 10/01/38 ............................        8,435,000           1,156,354
     Loyola Marymount University, MBIA Insured, 10/01/39 ............................        8,435,000           1,084,151
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/26 .................        7,620,000           2,501,570
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/27 .................        7,365,000           2,266,726
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/28 .................        4,120,000           1,190,144
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 .................        5,685,000           1,460,647
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/31 .................        7,615,000           1,851,130
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 .................        7,615,000           1,750,993
     Santa Clara University, AMBAC Insured, 9/01/26 .................................        5,800,000           1,912,202
  California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, ETM,
   10/01/11 .........................................................................       13,970,000          10,697,527
  California HFAR,
     AMT Home Mortgage, Series K, MBIA Insured, 2/01/33 .............................       17,690,000           3,250,361
     Home Mortgage, Capital Appreciation, Series A, 8/01/16 .........................          575,000             186,087
     Home Mortgage, Series N, AMBAC Insured, 8/01/31 ................................       20,710,000          15,246,909
     Series G, 8/01/22 ..............................................................       21,930,000           7,618,701
  California State GO,
     Principal Eagles II, Series 3, 3/01/09 .........................................        7,500,000           6,597,300
     Principal Eagles II, Series 4, 6/01/06 .........................................       10,000,000           9,631,400
     Principal Eagles II, Series 6, 3/01/09 .........................................        5,000,000           4,389,200
     Principal M-Raes, Series 8, 4/01/09 ............................................        9,000,000           7,879,950




24 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
     8/01/09 ........................................................................    $   6,450,000     $     5,568,478
     8/01/10 ........................................................................        6,745,000           5,580,611
     8/01/11 ........................................................................        3,115,000           2,473,435
  Campbell USD, Series B, FGIC Insured,
     8/01/20 ........................................................................        5,000,000           2,388,800
     8/01/21 ........................................................................        6,280,000           2,833,724
  Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 .......        6,810,000           4,333,816
  Contra Costa Home Mortgage Finance Authority HMR,
     Mandatory Sinking Fund 3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ............        9,635,000           3,069,904
     Mandatory Sinking Fund 9/01/08, MBIA Insured, Pre-Refunded, 9/01/17                     8,095,000           2,686,730
     Mandatory Sinking Fund 3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ............        8,615,000           2,949,948
     Mandatory Sinking Fund 9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ............        7,135,000           2,534,566
     Mandatory Sinking Fund 3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ............        7,700,000           2,820,510
     Mandatory Sinking Fund 9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ............        6,275,000           2,378,664
     MBIA Insured, Pre-Refunded, 9/01/17 ............................................       10,770,000           3,161,533
  Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD
     Community, Series B, 9/01/07 ...................................................          455,000             401,565
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
     8/01/16 ........................................................................        2,050,000           1,161,858
     8/01/22 ........................................................................       11,485,000           4,522,563
     8/01/27 ........................................................................       11,495,000           3,356,425
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
     12/01/19 .......................................................................        2,775,000           1,328,448
     12/01/20 .......................................................................        2,765,000           1,253,457
     12/01/21 .......................................................................        4,195,000           1,786,734
     12/01/22 .......................................................................        4,195,000           1,694,402
     12/01/23 .......................................................................        4,195,000           1,589,066
     12/01/24 .......................................................................        4,200,000           1,505,154
  Foothill De Anza Community College District GO,
     Capital Appreciation, MBIA Insured, 8/01/27 ....................................        5,205,000           1,615,840
     MBIA Insured, 8/01/26 ..........................................................        5,290,000           1,751,572
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/25 .......................................       57,000,000          17,676,840
     Capital Appreciation, Refunding, 1/15/30 .......................................       98,460,000          22,771,829
     Capital Appreciation, Refunding, 1/15/31 .......................................       14,635,000           3,126,182
     Capital Appreciation, Refunding, 1/15/34 .......................................      100,000,000          17,782,000
     Capital Appreciation, Refunding, 1/15/36 .......................................      182,160,000          28,648,303
     Capital Appreciation, Refunding, 1/15/38 .......................................      160,560,000          22,364,402
     Capital Appreciation, Refunding, MBIA Insured, 1/15/21 .........................       51,180,000          20,260,627
     Capital Appreciation, Refunding, MBIA Insured, 1/15/37 .........................      170,615,000          25,269,788
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20       49,500,000          40,005,405
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27      80,835,000          64,888,680
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28      80,500,000          64,430,590
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29     112,230,000          89,650,446
     Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ......................       30,835,000          14,004,949
     Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ......................        5,765,000           2,460,329
     Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ......................       72,045,000          28,893,647



                                         Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
     Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ......................    $   2,000,000     $       632,640
     Convertible Capital Appreciation, Refunding, 1/15/23 ...........................       10,000,000           8,063,800
     Convertible Capital Appreciation, Refunding, 1/15/26 ...........................       30,000,000          24,105,300
     Convertible Capital Appreciation, Refunding, 1/15/32 ...........................      100,000,000          20,084,000
     Convertible Capital Appreciation, Refunding, 1/15/33 ...........................      132,460,000          25,058,783
     Convertible Capital Appreciation, Refunding, 1/15/35 ...........................       20,000,000           3,347,200
     Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05, 7.05%
      thereafter, 1/01/09 ...........................................................       10,000,000          11,515,900
     Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to 1/01/05,
      7.15% thereafter, 1/01/14 .....................................................        5,500,000           6,737,225
     senior lien, Series A, ETM, 1/01/25 ............................................       20,660,000           7,819,810
     senior lien, Series A, ETM, 1/01/26 ............................................       23,475,000           8,343,250
     senior lien, Series A, ETM, 1/01/27 ............................................       15,000,000           5,042,100
     senior lien, Series A, ETM, 1/01/29 ............................................       35,310,000          10,574,286
  Glendale Community College District GO, FGIC Insured, 8/01/28 .....................       15,000,000           4,371,000
  Huntington Beach City and School District, Capital Appreciation, Election 2002, Series A,
   FGIC Insured, 8/01/28 ............................................................       10,005,000           2,915,457
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
   1/15/19 ..........................................................................        6,360,000           3,126,576
  Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM,
   12/01/05 .........................................................................       26,750,000          26,234,527
  Modesto High School District Stanislaus County GO,
     Capital Appreciation, Series A, FGIC Insured, 8/01/21 ..........................        9,660,000           4,358,882
     Capital Appreciation, Series A, FGIC Insured, 8/01/23 ..........................       10,815,000           4,322,107
     Capital Appreciation, Series A, FGIC Insured, 5/01/27 ..........................       12,770,000           4,016,037
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
     8/01/27 ........................................................................        6,315,000           1,939,021
     8/01/28 ........................................................................        6,625,000           1,908,464
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 ..........       14,700,000           5,652,444
  Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 .........       4,090,000            1,816,982
  Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 .................................       19,095,000           7,639,146
  Rancho Water District Financing Authority Revenue, AMBAC Insured,
     8/15/16 ........................................................................        8,605,000           5,185,459
     8/15/17 ........................................................................       13,605,000           7,723,695
     8/15/18 ........................................................................       13,605,000           7,267,655
  Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ...................................       13,985,000           7,131,651
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
   MBIA Insured,
     6/01/23 ........................................................................       14,160,000           5,604,103
     6/01/24 ........................................................................       13,005,000           4,839,030
  Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A,
   ETM, 11/01/05 ....................................................................          280,000             275,321


26 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  Riverside County SFMR, Capital Appreciation Mortgage,
     Series A, GNMA Secured, ETM, 9/01/14 ...........................................    $  20,220,000    $     13,846,656
     Series A, GNMA Secured, ETM, 11/01/20 ..........................................       25,055,000          11,683,898
     Series B, GNMA Secured, ETM, 6/01/23 ...........................................       26,160,000          10,371,917
  Rocklin USD, GO,
     Capital Appreciation, Series A, FGIC Insured, 9/01/08 ..........................        3,660,000           3,315,814
     Capital Appreciation, Series A, FGIC Insured, 9/01/09 ..........................        4,100,000           3,584,015
     Capital Appreciation, Series A, FGIC Insured, 9/01/10 ..........................        4,595,000           3,826,992
     Capital Appreciation, Series A, FGIC Insured, 9/01/11 ..........................        5,145,000           4,076,075
     Capital Appreciation, Series A, FGIC Insured, 9/01/12 ..........................        5,760,000           4,340,621
     Capital Appreciation, Series A, FGIC Insured, 9/01/16 ..........................       33,960,000          20,424,902
     Election of 2002, FGIC Insured, 8/01/25 ........................................        8,160,000           2,878,277
     Election of 2002, FGIC Insured, 8/01/26 ........................................        8,695,000           2,879,001
     Election of 2002, FGIC Insured, 8/01/27 ........................................        9,080,000           2,818,795
     Election of 2002, FGIC Insured, 8/01/28 ........................................       16,615,000           4,841,611
  Roseville City School District GO, Capital Appreciation, Series A,
     8/01/11 ........................................................................        3,115,000           2,459,106
     8/01/17 ........................................................................       30,770,000          16,672,417
  Roseville Joint UHSD, Capital Appreciation, Series A,
     8/01/10 ........................................................................        1,820,000           1,511,601
     8/01/11 ........................................................................        1,965,000           1,551,250
     8/01/17 ........................................................................       18,155,000           9,826,757
  San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
     7/01/21 ........................................................................       12,160,000           5,508,966
     7/01/22 ........................................................................        8,440,000           3,607,256
     7/01/23 ........................................................................       11,120,000           4,462,345
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
   Appreciation,
     7/01/05 ........................................................................       12,820,000          12,688,467
     7/01/06 ........................................................................       11,320,000          10,929,800
     7/01/07 ........................................................................        4,570,000           4,273,864
     7/01/08 ........................................................................        7,785,000           7,067,690
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
      1/15/16 .......................................................................       19,500,000          17,340,375
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
      1/15/19 .......................................................................       57,000,000          50,431,890
     senior lien, ETM, 1/01/25 ......................................................        5,700,000           2,157,450
     senior lien, ETM, 1/01/28 ......................................................       33,545,000          10,610,954
     senior lien, ETM, 1/01/29 ......................................................       37,050,000          11,095,363
     senior lien, Refunding, Series A, 1/15/17 ......................................       17,000,000          15,025,620
     senior lien, Refunding, Series A, 1/15/18 ......................................       60,000,000          52,893,000
     senior lien, Refunding, Series A, 1/15/20 ......................................       80,000,000          70,364,800
     senior lien, Refunding, Series A, 1/15/22 ......................................       90,000,000          78,525,900
     senior lien, Refunding, Series A, 1/15/23 ......................................       80,000,000          69,323,200
     senior lien, Refunding, Series A, 1/15/24 ......................................       80,000,000          68,826,400


                                         Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  San Jose USD, COP, Refunding, FSA Insured,
     1/01/27 ........................................................................    $   7,105,000     $     2,273,387
     1/01/29 ........................................................................        7,105,000           2,011,568
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured,
     8/01/26 ........................................................................       15,825,000           5,239,816
     8/01/27 ........................................................................       18,605,000           5,775,736
     8/01/28 ........................................................................       19,470,000           5,673,558
  San Mateo UHSD, GO, Capital Appreciation Election of 2000, Series B, FGIC Insured,
   9/01/22 ..........................................................................        5,000,000           2,119,750
  Southern California Public Power Authority Power Project Revenue, Refunding, Series A,
   AMBAC Insured, ETM,
     7/01/11 ........................................................................       12,000,000           9,636,000
     7/01/12 ........................................................................       16,890,000          12,929,633
     7/01/13 ........................................................................       16,000,000          11,662,400
  Stockton East Water District COP,
     1990 Project, Series B, ETM, 4/01/05 ...........................................       28,575,000          84,920,042
     Refunding, Series B, 4/01/16 ...................................................      103,885,000          59,244,577
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project, Series
   A, 10/01/28 ......................................................................       17,855,000           4,702,471
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 9/01/23 ........           16,000              48,871
                                                                                                           ----------------
  TOTAL ZERO COUPON BONDS (COST $1,762,094,478) .....................................                        1,900,786,738
                                                                                                           ----------------

  TOTAL LONG TERM INVESTMENTS (COST $12,063,640,528) ................................                       12,787,875,573
                                                                                                           ----------------

  SHORT TERM INVESTMENTS 1.9%
b California State Department of Water Resources Power Supply Revenue,
     Series B-5, Daily VRDN and Put, 2.10%, 5/01/22 .................................       38,600,000          38,600,000
     Series B-6, Daily VRDN and Put, 2.15%, 5/01/22 .................................       19,700,000          19,700,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 2.00%, 5/01/22 ...................        8,100,000           8,100,000
b California State Economic Recovery GO,
     Series C-2, Daily VRDN and Put, 2.10%, 7/01/23 .................................       18,700,000          18,700,000
     Series C-6, Daily VRDN and Put, 2.13%, 7/01/23 .................................       16,000,000          16,000,000
b California State Economic Recovery Revenue,
     Series C-3, Daily VRDN and Put, 2.10%, 7/01/23 .................................        4,000,000           4,000,000
     Series C-5, Daily VRDN and Put, 2.18%, 7/01/23 .................................       16,900,000          16,900,000
     Series C-8, Daily VRDN and Put, 2.17%, 7/01/23 .................................       11,100,000          11,100,000
b California State GO,
     Kindergarten University, Series B-3, Daily VRDN and Put, 2.15%, 5/01/34 ........        8,200,000           8,200,000
     Series A-3, Daily VRDN and Put, 2.10%, 5/01/33 .................................        4,400,000           4,400,000
     Series C-1, Weekly VRDN and Put, 1.98%, 5/01/33 ................................        3,700,000           3,700,000
b California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System, AMBAC
   Insured, Daily VRDN and Put, 2.16%, 8/15/27 ......................................        3,600,000           3,600,000
b Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 1.96%, 10/15/29 ...............        6,700,000           6,700,000
b Irvine 1915 Act Special Assessment, AD No. 97-16, Daily VRDN and Put, 2.15%,
   9/02/22 ..........................................................................        3,000,000           3,000,000
b Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put, 2.10%,
   8/01/16 ..........................................................................        4,000,000           4,000,000


28 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
b Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put, 2.15%,
   10/01/10 .........................................................................    $     800,000     $       800,000
b Irvine USD Special Tax, CFD No.01-1, Daily VRDN and Put, 2.15%, 9/01/38 ...........        1,500,000           1,500,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily
   VRDN and Put, 2.15%, 7/01/35 .....................................................        4,400,000           4,400,000
b Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-1, Daily VRDN and Put, 2.15%, 7/01/35 ......................       24,400,000          24,400,000
     Series C-2, Daily VRDN and Put, 2.10%, 7/01/36 .................................       33,700,000          33,700,000
b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series C, Daily VRDN and
   Put, 2.13%, 10/01/26 .............................................................        8,050,000           8,050,000
b Orange County Sanitation Districts COP, Refunding,
     Series A, Daily VRDN and Put, 2.15%, 8/01/29 ...................................       14,650,000          14,650,000
     Series B, Daily VRDN and Put, 2.15%, 8/01/30 ...................................          500,000             500,000
                                                                                                           ----------------

  TOTAL SHORT TERM INVESTMENTS (COST $254,700,000) ..................................                          254,700,000
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $12,318,340,528) 98.7% ....................................                       13,042,575,573
  OTHER ASSETS, LESS LIABILITIES 1.3% ...............................................                          175,969,968
                                                                                                           ----------------

  NET ASSETS 100.0% .................................................................                      $13,218,545,541
                                                                                                           ----------------




a Defaulted security.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.





Quarterly Statement of Investments | See Notes to Statement of Investments. | 29

Franklin California Tax-Free Income Fund

GLOSSARY OF TERMS



1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
CSAC      - County Supervisors Association of California
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HMR       - Home Mortgage Revenue
ID        - Improvement District
IDR       - Industrial Development Revenue
LLC       - Limited Liability Corp.
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RDA       - Redevelopment Authority/Agency
RDAR      - Redevelopment Agency Revenue
RMR       - Residential Mortgage Revenue
SFHMR     - Single Family Home Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
VRDN      - Variable Rate Demand Notes





30 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversifed, open-end investment company.


1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ...................................   $12,306,030,707
                                                          ---------------
Unrealized appreciation ...............................   $   818,009,892
Unrealized depreciation ...............................       (81,465,026)
                                                          ---------------
Net unrealized appreciation (depreciation) ............   $   736,544,866
                                                          ---------------

















For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                         Quarterly Statement of Investments | 31

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /S/JIMMY D. GAMBILL
       Chief Executive Officer - Finance and Administration
Date    February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
       Chief Executive Officer - Finance and Administration
Date    February 18, 2005


By /S/GALEN G. VETTER
       Chief Financial Officer
Date    February 18, 2005








                               EXHIBIT (A)

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005


/s/GALEN G. VETTER
Chief Financial Officer